INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
INCOME TAXES
Schedule of state income taxes of PNGTS

	Three months ended
(unaudited)	March 31,
(millions of dollars)	2017 (a)	2016 (a)

State income taxes
Current	1	8
Deferred	—	(7)

	1	1

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

Year ended December 31 (millions of dollars)	2016 (a)	2015 (a)	2014(a)

State income taxes
Current	1	(2)	3
Deferred	—	4	(1)

	1	2	2

(a)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).